Stock-Based Compensation	6 Months Ended
Jun. 30, 2022
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 14 — Stock-Based Compensation

2020 Share Incentive Plan

In June 2020, in connection with the Business Combination, the Company’s board approved the 2020 Share Incentive Plan (the “2020 Plan”) and reserved 4,632,449 ordinary shares for issuance thereunder. The Company’s employees, non-employee directors and consultants are eligible to receive options, restricted shares, restricted share units, dividend equivalents, deferred shares, share payments or share appreciation rights, which may be awarded or granted under the Plan (collectively, “Awards”). Generally, each option will have an exercise price determined by the administrator and set forth in the award agreements which may be a fixed or variable price related to the fair market value of the Company’s ordinary shares and a contractual term up to ten years. The administrator is authorized to grant deferred shares to any eligible individual. The number of shares of deferred shares shall be determined by the administrator; shares underlying a deferred share award will not be issued until the deferred share award has vested, pursuant to a vesting schedule or other conditions or criteria set by the administrator. As of December 31, 2021, a total of 1,486,504 shares had been granted under the 2020 Plan and 3,145,945 shares remained available for future awards.

On March 3, 2022, 2,450,000 deferred shares were granted to certain non-employee consultants for their services for the years of 2022 and 2023. All of the deferred shares granted are fully vested on the grant date. The Company estimated the fair value of shares at the closing price on the grant date in an aggregate of $1,837,500. The stock-based compensation expenses are recognized over the requisite service period which were as follows for the period ended June 30, 2022. As of June 30, 2022, a total of 3,936,504 shares had been granted under the 2020 Plan and 695,945 shares remained available for future awards.

Professional fees	$121,875
Communication and technology	112,500
General and administrative	121,875
Marketing	103,125
Total stock-based compensation	$459,375